Convertible debenture (Disclosure of Convertible debenture) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Foreign exchange	$ 651,807	$ (133,468)	$ 324,349
Unsecured Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	785,129	0	0
Principal issued	0	1,000,000	0
Equity portion	0	(37,219)	0
Capitalized transaction costs	0	(17,641)	0
Detachable warrants	0	(185,426)	0
Accretion	54,003	25,415	0
Ending balance, classified as long-term	839,132	785,129	0
Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	2,698,761	0	0
Principal issued	0	4,068,300	0
Capitalized transaction costs	0	(4,058)	0
Detachable warrants	0	(212,959)	0
Derivative liability	0	(1,171,660)	0
Accretion	380,338	87,050	0
Foreign exchange	259,453	(67,912)	0
Ending balance, classified as short-term	3,338,552	2,698,761	0
Derivative Liability [Member]
Disclosure of detailed information about borrowings [line items]
Opening balance	1,027,427	0	0
Original valuation	0	1,171,660	0
Foreign exchange	84,377	(26,585)	0
Fair value adjustment	(86,001)	(117,648)	0
Ending balance, classified as short-term	$ 1,025,803	$ 1,027,427	$ 0